Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000055454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 28,098	$ 28,098	$ 28,098	$ 22,748	$ 19,513	$ 25,572	$ 20,074	$ 16,270	$ 12,584	$ 13,356	$ 10,723	$ 9,667	$ 9,427
Average Annual Return, Percent	16.40%	10.23%	10.88%
C000055454 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	23.52%	11.55%	11.54%
C000055455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 27,562	$ 27,562	$ 27,562	22,479	19,432	25,667	20,309	16,590	12,931	13,852	11,197	10,176	10,000
Average Annual Return, Percent	21.80% [1]	10.69%	10.67%
C000055455 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	22.61%	10.69%	10.67%
C000055456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,674	$ 30,674	$ 30,674	24,779	21,200	27,710	21,690	17,516	13,510	14,302	11,446	10,291	10,000
Average Annual Return, Percent	23.79%	11.86%	11.86%
C000163518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 3,074,300	$ 3,074,300	$ 3,074,300	2,482,793	2,124,792	2,775,616	2,173,071	1,754,903	1,352,280	1,431,643	1,144,897	1,029,104	1,000,000
Average Annual Return, Percent	23.82%	11.87%	11.89%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,237	$ 34,237	$ 34,237	$ 27,388	$ 21,690	$ 26,483	$ 20,578	$ 17,380	$ 13,221	$ 13,826	$ 11,350	$ 10,139	$ 10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.